BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Tables)	3 Months Ended
Nov. 30, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Life (Years)
Miners and mining equipment	2
Machinery and equipment	5 - 7
Office and computer equipment	3